LEASES - Schedule Of Components Of Lease Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease, Costs [Abstract]
Amortization of land use rights	$ 22,832	$ 22,886	$ 22,659
Operating lease costs	29,401	31,039	39,681
Short-term lease costs	473	842	1,569
Variable lease costs	(629)	(5,565)	9,595
Finance Lease, Costs [Abstract]
Amortization of right-of-use assets	15,682	12,836	12,326
Interest cost	31,642	41,550	39,696
Total lease costs	$ 99,401	$ 103,588	$ 125,526